Tangible assets - Investment Properties (Details) - ARS ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Real estate
Investment Properties
Cost of investment properties		$ 140,534,065	$ 141,053,024
Impairment
Loss		37,136,276	518,959
Transfer to investment properties		47,800,365
Depreciation
Accumulated as of December 31, 2023	$ 9,543,542	7,206,963
Transfer to investment properties	5,698,979
For the period	2,692,311	2,336,579
Accumulated as of December 31, 2024	17,934,832	9,543,542	7,206,963
Carrying amount of investment properties	133,263,322	130,990,523
Total
Investment Properties
Cost of investment properties		140,534,065	141,053,024
Impairment
Loss		37,136,276	518,959
Transfer to investment properties		47,800,365
Depreciation
Accumulated as of December 31, 2023	9,543,542	7,206,963
Transfer to investment properties	5,698,979
For the period	2,692,311	2,336,579
Accumulated as of December 31, 2024	17,934,832	9,543,542	$ 7,206,963
Carrying amount of investment properties	$ 133,263,322	$ 130,990,523